UAM Fund Services, Inc.
211 Congress Street, 4th Floor
Boston, Ma 02110

April 21, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	UAM Funds, Inc. II
	File Nos. (333-44193/811-08605)

Dear Sir/ Madam,

Pursuant to Rule 497(j) under the Securities Act of
1933, as amended (the "Act"), I hereby certify that the Prospectus of The Analytic Funds, UAM Funds, Inc.
II (the "Fund") does not differ from that contained in Post-Effective Amendment No. 11 to the Fund's
Registration Statement of Form N-1A filed electronically with the Securities and Exchange
Commission on September 23, 1999.

If you have any questions or comments regarding this filing, please call me 617-542-5440.

Sincerely,


Martin J. Wolin
Associate General Counsel

MJW/cl